Contracts assets and liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Contract assets and liabilities	Contract assets and liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities (2)
For the year ended December 31	Note	2024	2023	2024	2023
Opening balance, January 1		735	724	1,088	1,085
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(834)	(812)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		102	84	—	—
Increase in contract liabilities during the year		—	—	895	863
Increase in contract liabilities included in contract assets during the year		(108)	(88)	—	—
Increase in contract assets from revenue recognized during the year		789	713	—	—
Contract assets transferred to trade receivables		(635)	(613)	20	8
Acquisitions	4	1	—	13	—
Contract terminations transferred to trade receivables		(62)	(60)	2	(1)
Other		(63)	(25)	(60)	(55)
Ending balance, December 31		759	735	1,124	1,088
(1) Net of allowance for doubtful accounts of $18 million at December 31, 2024 and December 31, 2023. See Note 29, Financial and capital management, for additional details.
(2) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.
Contract costs
The table below provides a reconciliation of the contract costs balance.

For the year ended December 31	2024	2023
Opening balance, January 1	1,412	1,143
Incremental costs of obtaining a contract and contract fulfillment costs	969	892
Amortization included in operating costs	(791)	(623)
Ending balance, December 31	1,590	1,412
Contract costs are amortized over periods ranging from 12 to 84 months.
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2024.

	2025	2026	2027	2028	2029	Thereafter	Total
Bell CTS	2,944	1,663	657	314	132	425	6,135
When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.